Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2019 and 2018 is as follows:

	For the Years ended December 31,
	2019	2018
	%	%
Statutory federal tax rate	21.0	21.0
State taxes, net of federal benefit	4.7	2.8
Valuation allowance	(20.0)	22.2
Permanent items	(5.2)	—
Other, net	(.5)	0.6
Provision for income taxes	—	46.6

Schedule of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets as December 31, 2019 and 2018 were as follows:

	For the Years ended December 31,
	2019	2018
Deferred Tax Assets:
Federal net operating loss carryforwards	$892,000	$181,023
Capital Losses over Capital Gains	—	(17,290)
Non-cash interest	39,954	29,132
Non-cash accrued compensation	794,880	825,713
Mark to Market Adjustment - Investments held for sale	—	240,965
State taxes	316,238	92,298
Net deferred tax assets before valuation allowance	2,043,072	1,351,841
Valuation Allowance	(2,043,072)	(1,351,841)
Net Deferred Tax Assets	$—	$—